Discontinued Operations - Components of net (loss) income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Provision for Loan and Lease Losses		$ 263,369	$ 602,563	$ 408,941
Goodwill Written Off Related To Business Unit To Be Disposed	186,500	186,511	0	0
Segment, Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net interest income		61,352	88,006
Provision for Loan and Lease Losses		(6,764)	(3,543)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		33,829	0
Other operating income		27,823	19,556
Non interest Income		61,652	19,556
Personnel costs		36,675	33,170
Occupancy Net		3,086	12,680
Professional fees		15,642	11,153
Goodwill Written Off Related To Business Unit To Be Disposed		186,511	0
Other operating expenses		10,834	13,593
Total operating expenses		252,748	70,596
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total		$ (122,980)	$ 40,509